Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-term Debt
Long-term debt

	Due Date	2017	2016	2015
2.25% Senior Notes (1)	2020	$1,493,106
3.45% Senior Notes (1)	2027	1,483,244
2.75% Senior Notes (1)	2022	1,240,758
4.50% Senior Notes (1)	2047	1,228,647
Term Loan	2022	847,337
3.125% Senior Notes (1)	2024	495,602
4.20% Senior Notes (2)	2022	422,370
3.45% Senior Notes	2025	397,260	$396,898	$396,536
4.55% Senior Notes	2045	393,859	393,637	393,414
3.95% Senior Notes (2)	2026	362,381
7.25% Senior Notes (2)	2019	319,394
4.00% Senior Notes	2042	296,094	295,938	295,781
Floating Rate Loan	2021	269,247
3.30% Senior Notes (2)	2025	249,207
4.40% Senior Notes (2)	2045	238,334
7.375% Debentures	2027	118,982	118,936	118,889
0.92% Fixed Rate Loan	2021	23,933
7.45% Debentures	2097	3,500	3,500	3,500
2.00% to 8.0% Promissory Notes	Through 2027	2,490	2,417	1,628
1.35% Senior Notes	2017			697,530
		$9,885,745	$1,211,326	$1,907,278

(1) Senior notes issued in 2017 to fund the Acquisition (2) Senior notes acquired in 2017 through the Acquisition